                            [LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                   Multi-Strategy Market Neutral Investments


Semi-Annual Report                                                [LOGO] TRAK(R)
September 30, 2002                      Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

Table of Contents



SHAREHOLDER LETTER..........................................  1

SCHEDULE OF INVESTMENTS.....................................  4

SCHEDULE OF SHORT SALES..................................... 17

STATEMENT OF ASSETS AND LIABILITIES......................... 25

STATEMENT OF OPERATIONS..................................... 26

STATEMENTS OF CHANGES IN NET ASSETS......................... 27

NOTES TO FINANCIAL STATEMENTS............................... 28

FINANCIAL HIGHLIGHTS........................................ 32

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDERS:

Equity investors arrived at emotional low tide during the summer of 2002, however, the question is: have global equity prices reached low tide? While the ocean's tides can be determined from a chart, the stock market's low water mark cannot. We can only use guidelines and keys from the past to estimate the market's direction. We are pleased to report that the Multi-Strategy Market Neutral Investments ("Portfolio") has met our expectations in terms of performance relative to the markets and the overall risk posture of the Portfolio.

We assess equity prices on both a relative and absolute basis. Relative analysis compares the valuations of stocks to bonds. Two and one-half years of equity prices falling produce equity market valuations that seem to be relatively attractive compared to fixed income yields. On an absolute valuation comparison, the stock market retreated from the record valuations set in early 2000, but the current data shows the market is not as low as the valuation levels that were set at other bear market bottoms.

Lower valuations signal less risk in equities compared to the market peak. However, the uncertainty of the economic and market fundamtals, combined with large losses, are driving investors to their psychological low point. The commitment to remain invested, even in diversified strategies that combine fixed income and equity, was tested during the summer.

The total decline for the U.S. equity market, as measured by the S&P 500 Index, was a negative 28.34% for the six months ended September 30, 2002. Separated into six-month segments, the returns show how much of the damage occurred during the spring and summer months. The six months ended February 28, 2002 produced a total return on the S&P 500 Index of negative 1.67%. The March to August period produced a return of negative 16.59%. As we write this letter in early November, the market has just passed the 21/2 year anniversary of the start of the bear market. Sharp declines in September produced a total S&P 500 Index fall of 43.73% from the end of March 2000 through the end of September 2002.

The U.S. equity market and the international equity markets have behaved similarly. Both generated significant negative returns over the reporting period for the Portfolio. The U.S. return, negative 28.34%, as represented by the S&P 500 Index, is very similar to the return of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") in both local currency terms and when translated into U.S. dollars. The net total return based on local currency was negative 19.70%, and the return based in U.S. dollars was negative 14.95%. The weakness of the dollar compared to other currencies improved the return for U.S. dollar based investors.

Through the first two years of the bear market, the most significant damage was in the information technology sector, the telecommunication sector, the stocks with the highest valuations, and the stocks with the loftiest expectations. These were the stocks and sectors that had disconnected from traditional fundamental and valuation analysis in the late 1990s. While many of these companies were collapsing as businesses, or merely experiencing sharp declines in their stock prices; relative opportunity was still to be found in other equity styles, such as value investing, and small-cap value in particular. Diversified investors were protected as the tech wreck did its most severe damage in the most aggressive and riskiest parts of the equity market.

In the spring and summer of 2002, however, there was no place to hide as an equity investor. From March through August, each of the four Russell domestic equity styles used as the Portfolio's benchmarks produced double-digit negative returns. Every economic sector in the S&P 500 Index produced negative returns. The reasons for the weakness are many, and several are continuations of the trends detailed in our last letter. When we review the style and sector return data we find several trends emerge:

   . Investor's fears of a renewed economic slowdown negatively impacted the economically sensitive sectors such as materials and industrials. A very large part of the small-cap value asset class is composed of companies that are sensitive to changes in economic growth. Small-cap value performed very well as the economy began to improve in the very early part of 2002. As the economy seemed to slow again in the summer, this asset class was hurt.

   . Information technology fundamentals continue to erode. Unfortunately for the optimistic forecasters that believed the sector would begin to have improving fundamentals in the second half of 2001, it now appears that 2003 or 2004 will be the estimated time of arrival for more favorable conditions in this sector. This was by far the most expensive sector in valuation terms, such as price-to-earnings and price-to-sales ratios. The sector is suffering from bad business conditions, which produce falling earnings and sales. The price collapse in the sector is stunning. From the market peak in March 2000 through the end of September 2002, the information technology sector declined 81.6% in the S&P 500 Index. Two-thirds of the market decline can be directly attributed to the information technology sector.

   . Technology sector weakness hurt the small-cap growth assets harder than large-cap growth in the summer. Of course many of these companies used to be considered mid-cap or large-cap. Broadly, the collapse of technology negatively impacted both large-cap and small-cap growth similarly during the bear market.

   . During the spring and summer market decline, every economic sector produced negative returns, but the best relative performance was in economic sectors that are less sensitive to the economic cycle. Many of these relative successes were connected to the continued strength that the consumer sector provided the economy.

   . The many economically sensitive companies hurt large-cap value assets.
     Troubles at larger financial firms, and collapsing technology stocks that moved into the value universe also hurt performance.

   . The number of extremely large losses in individual issues has been great.
     Using the S&P 500 Index as constructed as of September 1, 2001, one out of every seven stocks fell by 50% or more. Ten of the stocks fell 90% or more. These losses had a major impact on the indices, and often an even greater impact on the individual portfolios.

No review of the market conditions since our last letter is complete without discussing the impact that the WorldCom Inc. default, bankruptcy, and fraud charges had on the fixed-income and equity markets, and the investing public. Corporate governance issues (the broad heading for accounting and compensation issues) have been a large part of the negative investor psychology. In late June, the WorldCom announcement that their accounting statements were fraudulently prepared was the final piece of news that broke investors' trust and willingness to remain invested. It was at that point that investors began to withdraw equity assets from mutual funds at a pace not seen since the market crash of 1987. These withdrawals contributed to the summer sell-off, as portfolio managers had to raise cash to meet clients' redemption demands.

Equity markets' sharp drop caused many to reallocate assets to fixed-income securities. The fixed-income markets had their own unique returns and structural shifts over the last year. In broad descriptive terms, investors shifted their preference to the lowest risk assets. Shorter-term interest rates fell more than longer-term interest rates, causing a steeply upward sloping yield curve. The yields on Treasury notes and bonds reached lows not recorded since the late 1950s and early 1960s. During the Portfolio's reporting period, the yield on the 2-year Treasury note began at 3.62% and ended at 2.16%. The 10-year Treasury note dropped from 4.82% to 4.14%. Falling interest rates were the reason the indices, the Lehman Brothers Aggregate Bond Index +(8.45%), the Lehman Brothers Long Government/Credit Index +(9.67%), and the Lehman Brothers Intermediate Government/Credit +(8.25%) used to measure the bond Portfolio's posted positive returns for the reporting period.

The economic slowdown concerns that hurt the equity markets and the demand for less risky assets increased the spread, or difference in yield between Treasury and corporate bonds, to higher levels during the year. The extra yield which investors demanded for credit, or default risk, soared in the high-yield market. Telecommunications companies are a significant part of the High-Yield Index. These bonds are sensitive to changes in the strength of the economy. The slowing economy and the WorldCom default produced the worst one-month return ever for the index in June. For the reporting period, the Credit Suisse First Boston High-Yield Index returned negative 2.45%, the only bond index to post a negative return.

As the Portfolio has grown in size, Consulting Group, in its capacity as investment manager, has sought to retain additional advisers to help reduce the risk of any single style of manager. During the period under review, Franklin Portfolio Associates LLC was recommended by Consulting Group and approved by the Board of Trustees to manage a portion of the Portfolio's assets. The recommendation was based on their style being an appropriate fit with the existing advisers. Going forward, we anticipate the addition of other advisers with management styles that Consulting Group believes fit the overall objectives that have been set for the Portfolio.

To long term investors using a diversified approach, the opportunity still exists to invest wisely for the long term. At all low points of the market through history, investor psychology was damaged. Poor current fundamentals add to the short-term anxiety. Eventually, the prices of securities will be low enough to reflect all these uncertainties. There is not going to be one factor or event that turns all these around causing a new bull market to begin. Eventually, many small bits of data and information will turn the tide. We are optimistic that positive events will slowly reveal themselves and the benefits of long-term diversified investing reappear. We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Special Notice to Shareholders

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney Inc., has been elected Chairman of the Board of the Fund replacing Heath B. McLendon, who has been appointed chairman of Salomon Smith Barney Inc.'s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management's college savings programs with the states of Illinois and Colorado.

Sincerely,

/s/ R Jay Gerken     /s/ Frank L. Campanale

R. Jay Gerken        Frank L. Campanale
Chairman             Investment Officer of the
                     Consulting Group Capital Markets Funds

September 23, 2002

The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio. Please refer to pages 4 through 16 for a list and percentage breakdown of the Portfolio's holdings. Also, please note that any discussion of the Portfolio's holding is as of September 30, 2002 and is subject to change.

Schedule of Investments
September 30, 2002 (unaudited)


Shares                     Security                          Value
----------------------------------------------------------------------
COMMON STOCK+ -- 62.2%

Aerospace/Defense -- 0.9%
11,400 The Boeing Co..................................... $    389,082
 2,715 Goodrich Corp.....................................       51,259
 8,030 L-3 Communications Holdings, Inc.*................      423,181
14,900 The Titan Corp.*..................................      143,040
 6,090 United Defense Industries, Inc.*..................      143,724
                                                          ------------
                                                             1,150,286
                                                          ------------

Agriculture -- 0.2%
12,995 Monsanto Co.......................................      198,694
                                                          ------------

Airlines -- 0.3%
 3,900 Atlantic Coast Airlines Holdings, Inc.*...........       36,075
 6,300 JetBlue Airways Corp.*............................      254,079
 4,275 SkyWest, Inc......................................       56,003
                                                          ------------
                                                               346,157
                                                          ------------

Apparel -- 0.5%
 9,805 The Gymboree Corp.*...............................      159,920
11,080 Reebok International Ltd.*........................      277,554
 4,660 V.F. Corp.........................................      167,667
                                                          ------------
                                                               605,141
                                                          ------------

Auto Manufacturers -- 0.4%
 3,090 DaimlerChrysler AG*...............................      103,546
15,235 Ford Motor Co.....................................      149,303
 6,800 General Motors Corp...............................      264,520
                                                          ------------
                                                               517,369
                                                          ------------

Auto Parts and Equipment -- 1.8%
 3,915 Aftermarket Technology Corp.*.....................       50,621
 3,300 American Axle & Manufacturing Holdings, Inc.*.....       82,434
24,300 Autoliv, Inc......................................      512,244
27,600 Delphi Corp.......................................      235,980
 3,425 Harley-Davidson, Inc..............................      159,091
 2,575 Lear Corp.*.......................................      107,249
12,460 Tower Automotive, Inc.*...........................       83,482
15,416 TRW Inc...........................................      902,607
                                                          ------------
                                                             2,133,708
                                                          ------------

Banks -- 3.8%
 5,380 AmSouth Bancorp...................................      111,581
 4,750 Bank of America Corp..............................      303,050
 3,392 Bank of the Northwest*............................       75,133
 3,760 Banknorth Group, Inc..............................       89,300
32,445 Centennial Bancorp................................      281,623
 2,650 City National Corp................................      123,941
 1,700 Compass Bancshares, Inc...........................       50,133
 2,600 Fifth Third Bancorp...............................      159,198
 7,515 First Financial Bancorp...........................      133,842
 8,600 First Tennessee National Corp.....................      298,162
 3,150 First Virginia Banks, Inc.........................      117,495
30,600 Greater Bay Bancorp...............................      556,614
 8,520 Local Financial Corp.*............................      117,661
 7,575 Mississippi Valley Bancshares, Inc................      377,387


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                           Security                                Value
----------------------------------------------------------------------------------

Banks -- 3.8% (continued)
 4,200 North Fork Bancorp., Inc...................................... $    158,928
 3,600 Old National Bancorp..........................................       89,496
12,300 Popular, Inc..................................................      388,680
18,200 Synovus Financial Corp........................................      375,284
12,100 Trustmark Corp................................................      277,332
 2,855 UCBH Holdings, Inc............................................      112,344
 2,232 Valencia Bank & Trust*........................................       75,107
13,861 VIB Corp*.....................................................      207,499
 3,425 Wachovia Corp.................................................      111,963
                                                                      ------------
                                                                         4,591,753
                                                                      ------------

Beverages -- 1.0%
10,100 Adolph Coors Co...............................................      568,630
 8,400 Coca-Cola Enterprises, Inc....................................      178,416
 6,900 Constellation Brands, Inc.*...................................      159,390
 5,250 The Pepsi Bottling Group, Inc.................................      122,850
 4,375 PepsiCo, Inc..................................................      161,656
                                                                      ------------
                                                                         1,190,942
                                                                      ------------

Biotechnology -- 0.4%
 5,930 Amgen, Inc.*..................................................      247,281
14,064 Digene Corp.*.................................................      111,106
 5,460 InterMune Inc.*...............................................      179,197
                                                                      ------------
                                                                           537,584
                                                                      ------------

Building Materials -- 0.2%
 2,500 American Standard Cos. Inc.*..................................      159,050
 4,840 Elk Corp......................................................       82,619
                                                                      ------------
                                                                           241,669
                                                                      ------------

Chemicals -- 2.0%
 3,270 A. Schulman, Inc..............................................       56,669
 8,805 Airgas, Inc.*.................................................      115,610
30,195 ChemFirst Inc.................................................      868,408
18,325 E.I du Pont de Nemours and Co.................................      660,983
 9,035 Millennium Chemicals Inc......................................       89,266
 3,500 Rohm and Haas Co..............................................      108,500
14,460 RPM, Inc......................................................      203,308
15,600 The Sherwin-Williams Co.......................................      369,408
                                                                      ------------
                                                                         2,472,152
                                                                      ------------

Coal -- 0.1%
 6,175 CONSOL Energy Inc.............................................       78,176
                                                                      ------------

Commercial Services -- 1.2%
 3,500 Arbitron Inc.*................................................      119,350
13,000 Caremark Rx, Inc.*............................................      221,000
17,530 Cendant Corp.*................................................      188,623
24,245 McKesson Corp.................................................      686,861
 4,400 Rent-A-Center, Inc.*..........................................      228,580
                                                                      ------------
                                                                         1,444,414
                                                                      ------------

Computers -- 1.2%
10,000 Computer Sciences Corp.*......................................      277,900
 8,725 Dell Computer Corp.*..........................................      205,125


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                     Security                          Value
----------------------------------------------------------------------

Computers -- 1.2% (continued)
13,330 EMC Corp.*........................................ $     60,918
18,301 Hewlett-Packard Co................................      213,573
 5,700 Hutchinson Technology Inc.*.......................       92,055
 2,570 Jack Henry & Associates, Inc......................       31,945
18,040 McDATA Corp.*.....................................       97,957
21,100 Storage Technology Corp.*.........................      221,761
12,000 SunGard Data Systems Inc.*........................      233,400
                                                          ------------
                                                             1,434,634
                                                          ------------

Cosmetics/Personal Care -- 0.6%
 3,800 Alberto-Culver Co.................................      186,314
 3,580 Colgate-Palmolive Co..............................      193,141
 3,115 The Procter & Gamble Co...........................      278,419
                                                          ------------
                                                               657,874
                                                          ------------

Distribution Wholesale -- 0.1%
 2,985 Hughes Supply, Inc................................       86,983
 3,010 Tech Data Corp.*..................................       79,464
                                                          ------------
                                                               166,447
                                                          ------------

Diversified Financial Services -- 1.7%
 7,155 American Home Mortgage Holdings, Inc..............       78,920
 8,700 The Bear Stearns Cos., Inc........................      490,680
 3,775 Countrywide Credit Industries, Inc................      177,991
 2,400 Federated Investors, Inc..........................       64,776
 2,365 The Goldman Sachs Group, Inc......................      156,161
 5,900 Household International, Inc......................      167,029
12,200 Legg Mason, Inc...................................      519,232
17,000 MBNA Corp.........................................      312,460
 1,750 New Century Financial Corp........................       40,950
 6,925 Saxon Capital, Inc.*..............................       76,660
                                                          ------------
                                                             2,084,859
                                                          ------------

Electric -- 1.3%
 3,800 Alliant Energy Corp...............................       73,150
 3,910 Consolidated Edison, Inc..........................      157,260
 3,950 Dominion Resources, Inc...........................      200,384
 4,145 DTE Energy Co.....................................      168,702
 5,700 Exelon Corp.......................................      270,750
 3,990 FirstEnergy Corp..................................      119,261
 6,305 Mirant Corp.*.....................................       13,934
 6,200 Northeast Utilities...............................      104,780
 8,200 PG&E Corp.*.......................................       92,332
 4,000 Pinnacle West Capital Corp........................      111,040
 4,300 Progress Energy, Inc..............................      175,741
 2,985 TXU Corp..........................................      124,504
                                                          ------------
                                                             1,611,838
                                                          ------------

Electrical Components and Equipment -- 0.4%
14,620 American Power Conversion Corp.*..................      139,767
 3,320 AMETEK, Inc.......................................       96,678
 4,900 Energizer Holdings, Inc.*.........................      148,960
 3,400 Hubbell Inc.......................................       98,838
                                                          ------------
                                                               484,243
                                                          ------------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                     Security                          Value
----------------------------------------------------------------------

Electronics -- 1.3%
13,100 Applera Corp...................................... $    239,730
 5,140 AVX Corp..........................................       44,512
 5,585 CompuDyne Corp.*..................................       47,919
34,953 FEI Co.*..........................................      505,071
 7,875 Fisher Scientific International Inc...............      239,006
18,360 Flextronics International Ltd.*...................      128,006
 4,300 Johnson Controls, Inc.............................      330,326
 7,720 Vishay Intertechnology, Inc.*.....................       67,936
                                                          ------------
                                                             1,602,506
                                                          ------------

Food -- 2.7%
 5,500 Albertson's, Inc..................................      132,880
27,655 ConAgra Foods, Inc................................      687,227
18,184 Dole Food Co., Inc................................      527,882
 9,200 Dreyer's Grand Ice Cream, Inc.....................      642,712
 3,730 Fresh Del Monte Produce Inc.......................       95,451
 6,050 Kellogg Co........................................      201,163
 2,495 Kraft Foods Inc...................................       90,968
14,500 Sara Lee Corp.....................................      265,205
28,300 Tyson Foods, Inc..................................      329,129
 1,880 Whole Foods Market, Inc.*.........................       80,539
12,800 Winn-Dixie Stores, Inc............................      167,936
                                                          ------------
                                                             3,221,092
                                                          ------------

Forest Products and Paper -- 0.0%
 1,415 Rock-Tenn Co......................................       21,819
                                                          ------------

Hand/Machine Tools -- 0.2%
 4,240 The Black & Decker Corp...........................      177,783
 3,395 The Stanley Works.................................      110,914
                                                          ------------
                                                               288,697
                                                          ------------

Healthcare - Products -- 1.5%
 9,625 American Medical Systems Holdings, Inc.*..........      199,719
 4,500 Biomet, Inc.......................................      119,835
 4,735 Boston Scientific Corp.*..........................      149,437
 4,800 Henry Schein, Inc.*...............................      253,200
 3,785 Johnson & Johnson.................................      204,693
23,300 STERIS Corp.*.....................................      580,403
 5,715 Varian Medical Systems, Inc.*.....................      245,688
 6,050 Wright Medical Group, Inc.*.......................      115,132
                                                          ------------
                                                             1,868,107
                                                          ------------

Healthcare - Services -- 1.0%
    90 Anthem, Inc*......................................        5,850
 5,815 Health Net Inc.*..................................      124,732
   254 Laboratory Corp.*.................................        8,580
 3,470 LifePoint Hospitals, Inc.*........................      108,222
 9,000 Orthodontic Centers of America, Inc.*.............       96,300
 4,660 Triad Hospitals, Inc.*............................      176,847
15,869 Unilab Corp.*.....................................      332,773
 2,265 Universal Health Services, Inc., Class B Shares*..      115,855
 3,100 WellPoint Health Networks Inc.*...................      227,230
                                                          ------------
                                                             1,196,389
                                                          ------------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                 Security                     Value
-------------------------------------------------------------

Home Builders -- 0.5%
 8,400 D.R. Horton, Inc......................... $    156,408
 3,400 KB HOME..................................      166,056
 3,475 Monaco Coach Corp.*......................       69,604
 2,500 The Ryland Group, Inc....................       92,925
 3,350 Winnebago Industries, Inc................      132,426
                                                 ------------
                                                      617,419
                                                 ------------

Home Furnishings -- 0.8%
16,100 La-Z-Boy Inc.............................      373,520
27,800 Maytag Corp..............................      644,404
                                                 ------------
                                                    1,017,924
                                                 ------------

Household Products/Wares -- 2.3%
 8,900 American Greetings Corp., Class A Shares*      143,290
 9,435 Avery Dennison Corp......................      537,606
 3,800 The Clorox Co............................      152,684
 8,595 The Dial Corp............................      184,449
12,100 Fortune Brands, Inc......................      572,209
55,521 Pennzoil-Quaker State Co.................    1,219,796
 3,500 Playtex Products, Inc.*..................       29,785
                                                 ------------
                                                    2,839,819
                                                 ------------

Houseware -- 0.2%
 3,300 Newell Rubbermaid Inc....................      101,871
 2,085 The Toro Co..............................      117,281
                                                 ------------
                                                      219,152
                                                 ------------

Insurance -- 3.2%
 3,090 Brown & Brown............................       92,700
21,755 Fidelity National Financial, Inc.........      625,021
24,000 First American Corp......................      490,320
 2,200 Hilb, Rogal and Hamilton Co..............       90,750
 3,990 John Hancock Financial Services, Inc.....      110,922
 4,070 Odyssey Re Holdings Corp.................       67,603
 6,615 Ohio Casualty Corp.*.....................      107,692
19,000 Old Republic International Corp..........      539,220
 7,825 The PMI Group, Inc.......................      212,918
 6,500 The Progressive Corp.....................      329,095
15,000 Protective Life Corp.....................      461,550
 6,950 Prudential Financial, Inc.*..............      198,492
 6,500 Radian Group Inc.........................      212,290
10,700 UnumProvident Corp.......................      217,745
 2,500 W. R. Berkley Corp.......................       86,700
                                                 ------------
                                                    3,843,018
                                                 ------------

Internet -- 1.5%
16,500 CheckFree Corp.*.........................      187,770
 2,020 Expedia, Inc.*...........................      102,313
10,940 F5 Networks, Inc.*.......................       82,597
 6,590 Internet Security Systems, Inc.*.........       81,189
36,089 PayPal, Inc.*............................      754,621
 2,680 Symantec Corp.*..........................       90,128
32,800 TIBCO Software Inc.*.....................      123,000
 6,598 Ticketmaster*............................      100,620
12,665 TMP Worldwide Inc.*......................      113,985


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                     Security                          Value
----------------------------------------------------------------------

Internet -- 1.5% (continued)
11,945 VeriSign, Inc.*................................... $     60,322
 9,000 Yahoo! Inc.*......................................       86,130
                                                          ------------
                                                             1,782,675
                                                          ------------

Iron/Steel -- 0.3%
 4,900 Nucor Corp........................................      185,710
15,010 United States Steel Corp..........................      174,266
                                                          ------------
                                                               359,976
                                                          ------------

Lodging -- 0.6%
 9,500 Aztar Corp.*......................................      125,495
30,593 Hollywood Casino Corp.*...........................      369,563
 4,580 MGM MIRAGE*.......................................      170,834
 8,500 MTR Gaming Group, Inc.*...........................       78,285
                                                          ------------
                                                               744,177
                                                          ------------

Machinery - Diversified -- 1.0%
15,025 AGCO Corp.*.......................................      348,580
 2,985 Briggs & Stratton Corp............................      112,057
 6,565 Brooks-PRI Automation, Inc.*......................       74,972
 3,940 Deere & Co........................................      179,073
 8,290 Flowserve Corp.*..................................       82,900
 5,610 The Manitowoc Co., Inc............................      153,434
 3,810 Rockwell Automation, Inc..........................       61,990
 5,970 Terex Corp........................................      100,893
 1,875 Zebra Technologies Corp.*.........................       98,794
                                                          ------------
                                                             1,212,693
                                                          ------------

 Manufacturing -- 1.3%
 8,000 General Electric Co...............................      197,200
10,955 Honeywell International Inc.......................      237,285
 7,955 Illinois Tool Works Inc...........................      464,015
 3,680 Ingersoll-Rand Co.................................      126,739
 2,780 Pentair, Inc......................................      103,333
14,600 Pittston Brink's Group............................      327,040
 1,500 SPX Corp.*........................................      151,350
                                                          ------------
                                                             1,606,962
                                                          ------------

Media -- 2.4%
11,530 AOL Time Warner Inc.*.............................      134,901
 7,200 Cablevision Systems New York Group*...............       65,232
 8,500 Cumulus Media Inc.*...............................      150,025
 7,500 Emmis Communications Corp.*.......................      142,500
 3,900 Gannett Co., Inc..................................      281,502
 2,680 The E.W. Scripps Co...............................      185,724
 5,700 Lee Enterprises, Inc..............................      187,302
 9,885 Mattel, Inc.......................................      178,029
14,180 Metro-Goldwyn-Mayer Inc.*.........................      169,451
12,845 The Reader's Digest Association, Inc..............      237,889
21,753 Univision Communications Inc.*....................      495,968
 2,960 Viacom Inc.*......................................      120,028
14,900 The Walt Disney Co................................      225,586
 8,500 Westwood Onc, Inc.*...............................      303,875
                                                          ------------
                                                             2,878,012
                                                          ------------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                      Security                          Value
-----------------------------------------------------------------------

Metal Fabricate/Hardware -- 0.2%
  2,730 Kaydon Corp....................................... $     54,709
  5,100 The Shaw Group Inc.*..............................       72,420
  3,810 The Timken Co.....................................       63,818
                                                           ------------
                                                                190,947
                                                           ------------

Mining -- 0.1%
  3,090 Phelps Dodge Corp.*...............................       79,197
                                                           ------------

Oil and Gas -- 3.6%
  8,600 Amerada Hess Corp.................................      583,768
  2,325 Anadarko Petroleum Corp...........................      103,556
  6,325 Apache Corp.......................................      376,021
  2,730 Chevron Texaco Corp...............................      189,053
  5,095 ConocoPhillips....................................      235,593
  4,508 ENSCO International Inc...........................      112,880
 18,275 Grey Wolf, Inc.*..................................       65,790
  2,085 Kerr-McGee Corp...................................       90,572
  4,100 Marathon Oil Corp.................................       92,988
  1,830 Murphy Oil Corp...................................      150,188
  3,860 Noble Corp.*......................................      119,660
 20,300 Occidental Petroleum Corp.........................      576,114
  9,300 Ocean Energy Inc..................................      185,535
  5,600 El Paso Corp......................................       46,312
  7,595 Pride International, Inc.*........................       98,735
 20,389 Pure Resources, Inc.*.............................      456,714
  4,800 Questar Corp......................................      109,632
  3,605 Rowan Cos., Inc.*.................................       67,197
  1,700 Talisman Energy Inc...............................       68,170
  3,100 TotalFinaElf S.A..................................      204,135
 20,770 Ultra Petroleum Corp.*............................      173,430
  9,470 XTO Energy, Inc...................................      195,177
                                                           ------------
                                                              4,301,220
                                                           ------------

Oil and Gas Services -- 0.5%
  8,475 BJ Services Co.*..................................      220,350
  4,790 Cooper Cameron Corp.*.............................      200,030
  6,280 Smith International, Inc.*........................      184,067
                                                           ------------
                                                                604,447
                                                           ------------

Packaging and Containers -- 1.0%
  1,800 3M Co.............................................      197,946
  2,800 Ball Corp.........................................      141,092
  3,990 Chesapeake Corp...................................       59,611
 33,245 Pactiv Corp.*.....................................      546,880
 15,900 Sealed Air Corp.*.................................      268,551
                                                           ------------
                                                              1,214,080
                                                           ------------

Pharmaceuticals -- 3.2%
  2,200 Accredo Health, Inc.*.............................      105,006
  5,500 AdvancePCS*.......................................      123,915
  8,100 AmerisourceBergen Corp............................      578,502
  7,260 Bristol-Myers Squibb Co...........................      172,788
227,785 Elan Corp. plc*...................................        1,139
  5,790 Gilead Sciences, Inc.*............................      194,139
 13,800 ICN Pharmaceuticals, Inc..........................      125,028


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                     Security                          Value
----------------------------------------------------------------------

Pharmaceuticals -- 3.2% (continued)
 8,955 Isis Pharmaceuticals, Inc.*....................... $     88,296
 1,900 NPS Pharmaceuticals, Inc.*........................       39,079
 7,755 Pfizer Inc........................................      225,050
22,840 Pharmacia Corp....................................      888,019
    47 Schering AG.......................................        2,256
13,400 SICOR Inc.*.......................................      203,814
25,012 Syncor International Corp.*.......................      803,135
 8,500 Vertex Pharmaceuticals Inc.*......................      157,165
 8,600 Watson Pharmaceuticals, Inc.*.....................      210,786
                                                          ------------
                                                             3,918,117
                                                          ------------

Real Estate Investment Trust -- 0.8%
15,130 Annaly Mortgage Management Inc....................      279,149
 8,725 FelCor Lodging Trust Inc..........................      111,942
 1,750 General Growth Properties, Inc....................       90,125
 2,780 Hospitality Properties Trust......................       92,074
 1,750 iStar Financial Inc...............................       48,860
11,095 MFA Mortgage Investments, Inc.....................       89,870
 3,800 The Rouse Co......................................      121,410
 3,655 Shurgard Storage Centers, Inc.....................      115,571
                                                          ------------
                                                               949,001
                                                          ------------

Retail -- 4.9%
 5,305 A.C. Moore Arts & Crafts, Inc.*...................      112,095
19,800 AutoNation, Inc.*.................................      228,096
 2,060 AutoZone, Inc.*...................................      162,452
 8,160 Best Buy Co., Inc.*...............................      182,050
 9,600 Borders Group, Inc.*..............................      151,680
 7,300 Circuit City Stores-Circuit City Group............      110,595
 3,500 CSK Auto Corp.*...................................       43,680
 3,990 Darden Restaurants, Inc...........................       96,718
23,769 Dave & Buster's, Inc.*............................      266,451
 9,200 Dillard's, Inc....................................      185,656
 3,810 Dollar General Corp...............................       51,130
 4,260 Electronics Boutique Holdings Corp.*..............      116,937
13,110 Federated Department Stores, Inc.*................      385,958
 4,105 Galyan's Trading Co.*.............................       41,091
 1,750 Gart Sports Co.*..................................       33,023
 3,115 Genesco Inc.*.....................................       42,987
 2,650 Group 1 Automotive, Inc. *........................       59,228
 2,160 Guitar Center, Inc.*..............................       40,565
 3,860 Hancock Fabrics, Inc..............................       62,339
 4,940 Hollywood Entertainment Corp.*....................       71,729
13,500 The Home Depot, Inc...............................      352,350
 4,840 J.C. Penney Co., Inc..............................       77,053
31,900 Limited Brands....................................      457,446
 4,840 Linens 'n Things, Inc.*...........................       88,911
 2,300 Michaels Stores, Inc.*............................      105,110
 3,800 Nordstrom, Inc....................................       68,172
 4,995 Pacific Sunwear of California, Inc.*..............      101,698
 9,190 The Pep Boys -- Manny, Moe & Jack.................      112,578
16,130 PETsMART, Inc.*...................................      287,275
 4,500 Pier 1 Imports, Inc...............................       85,815
 5,105 Regis Corp........................................      144,420
 4,270 Ruby Tuesday, Inc.................................       80,191


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Shares                      Security                          Value
-----------------------------------------------------------------------

Retail -- 4.9% (continued)
  7,100 Saks Inc.*........................................ $     74,763
  4,700 Sears, Roebuck and Co.............................      183,300
  4,635 ShopKo Stores, Inc................................       60,533
  4,450 Sonic Automotive, Inc.*...........................       78,765
  2,400 Sonic Corp.*......................................       55,440
  8,985 The Sports Authority, Inc.*.......................       53,640
 37,200 Staples, Inc.*....................................      475,788
  8,745 Wendy's International, Inc........................      289,547
  8,915 Zale Corp.*.......................................      268,876
                                                           ------------
                                                              5,946,131
                                                           ------------

Savings and Loans -- 1.5%
 11,120 American Financial Holdings, Inc..................      338,159
 10,615 Bank United Corp.*................................          637
 12,861 Brookline Bancorp, Inc............................      151,130
  1,675 First Niagara Financial Group, Inc................       52,913
  2,475 Greenpoint Financial Corp.........................      103,307
 42,865 Hudson City Bancorp, Inc..........................      695,699
  3,345 Independence Community Bank Corp..................       83,926
  1,900 New York Community Bancorp, Inc...................       53,523
 23,700 Warren Bancorp, Inc...............................      370,194
                                                           ------------
                                                              1,849,488
                                                           ------------

Semiconductors -- 1.5%
 30,885 Applied Micro Circuits Corp.*.....................       88,331
 11,540 Emulex Corp.*.....................................      129,940
 10,000 Integrated Device Technology, Inc.*...............      104,400
 11,405 Intel Corp........................................      158,415
  6,615 Maxim Integrated Products, Inc.*..................      163,787
  8,900 Microchip Technology Inc.*........................      182,005
  7,105 Micron Technology, Inc.*..........................       87,889
 15,400 National Semiconductor Corp.*.....................      183,876
101,025 SpeedFam-IPEC, Inc.*..............................      374,803
 10,660 Taiwan Semiconductor Manufacturing Co., Ltd.*.....       67,691
  5,070 Texas Instruments Inc.............................       74,884
 32,110 TriQuint Semiconductor, Inc.*.....................      113,348
  5,120 Veeco Instruments Inc.*...........................       55,296
                                                           ------------
                                                              1,784,665
                                                           ------------

Software -- 1.7%
 17,400 Activision, Inc.*.................................      416,382
 26,200 Acxiom Corp.*.....................................      371,516
  3,605 BARRA, Inc.*......................................       98,487
  4,600 Cerner Corp.*.....................................      161,966
  2,400 Electronic Arts Inc.*.............................      158,304
  8,545 FileNET Corp.*....................................       88,441
  6,720 Hyperion Solutions Corp.*.........................      123,312
  2,880 Intuit Inc.*......................................      131,126
  6,350 Microsoft Corp.*..................................      277,749
  6,385 NetIQ Corp.*......................................       92,583
  4,270 Precise Software Solutions Ltd.*..................       39,113
 12,970 Siebel Systems, Inc.*.............................       74,578
    183 SmartForce Public Limited Co.*....................          604
                                                           ------------
                                                              2,034,161
                                                           ------------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


   Shares                         Security                          Value
----------------------------------------------------------------------------

Telecommunications -- 2.5%
       79,188 AT&T Corp......................................... $   951,048
       12,500 CenturyTel, Inc...................................     280,375
           26 CIENA Corp.*......................................          77
       10,425 Cisco Systems, Inc.*..............................     109,254
        7,205 EchoStar Communications Corp.*....................     124,647
        9,660 Foundry Networks, Inc.*...........................      52,937
       12,000 General Motors Corp., Class H shares*.............     109,800
          750 IDT Corp.*........................................      12,225
       56,300 Motorola, Inc.....................................     573,134
       14,250 Nokia Oyj.........................................     188,813
       18,700 SBC Communications Inc............................     375,870
       12,600 UTStarcom, Inc.*..................................     192,402
                                                                 -----------
                                                                   2,970,582
                                                                 -----------

Textiles -- 0.1%
        2,000 Mohawk Industries, Inc.*..........................      99,300
                                                                 -----------

Transportation -- 1.1%
        4,970 CSX Corp..........................................     131,093
       10,000 FedEx Corp........................................     500,700
        3,000 J.B. Hunt Transport Services, Inc.*...............      70,650
        5,120 Kansas City Southern..............................      63,488
       10,425 RailAmerica, Inc..................................      75,581
        3,600 Ryder System, Inc.................................      89,748
        7,100 Union Pacific Corp................................     410,877
                                                                 -----------
                                                                   1,342,137
                                                                 -----------

Water -- 0.6%
       16,714 American Water Works Co., Inc.....................     746,447
                                                                 -----------

              TOTAL COMMON STOCK
              (Cost -- $83,481,455).............................  75,298,297
                                                                 -----------
    Face
   Amount
-------------
CORPORATE CONVERTIBLE BONDS+ -- 20.0%

Aerospace/Defense -- 0.7%
   $  400,000 Edo Corp., 5.250% due 4/15/07.....................     424,500
      500,000 GenCorp. Inc., 5.750% due 4/15/07++...............     448,125
                                                                 -----------
                                                                     872,625
                                                                 -----------

Apparel -- 0.5%
      550,000 Reebok International Ltd., 4.250% due 3/1/21......     555,500
                                                                 -----------

Auto Parts and Equipment -- 0.5%
    1,270,000 Lear Corp., zero coupon due 2/20/22++.............     555,625
                                                                 -----------

Commercial Services -- 1.0%
      805,000 Cendant Corp., 3.875% due 11/27/11................     754,688
      800,000 Manpower Inc., zero coupon due 8/17/21++..........     468,000
                                                                 -----------
                                                                   1,222,688
                                                                 -----------

Distribution/Wholesale -- 0.4%
      550,000 Tech Data Corp., 2.000% due 12/15/21++............     457,188
                                                                 -----------

Diversified Financial Services -- 0.1%
      120,000 Affiliated Manager Group, Inc., zero coupon due
               5/7/21...........................................     102,900
                                                                 -----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


   Face
  Amount                        Security                          Value
--------------------------------------------------------------------------

Electronics -- 0.1%
$   300,000 Mirant Corp., 5.750% due 7/15/07.................. $   148,875
                                                               -----------

Entertainment -- 0.7%
            Gtech Holdings Corp.:
    400,000  1.750% due 12/15/21++............................     462,500
    350,000  1.750% due 12/15/21..............................     404,688
                                                               -----------
                                                                   867,188
                                                               -----------

Environmental Control -- 0.5%
    485,000 Waste Connections, Inc., 5.500% due 4/15/06.......     569,875
                                                               -----------

Healthcare - Products -- 2.6%
    950,000 Apogent Technologies Inc., 2.250% due 10/15/21....     936,938
    670,000 Community Health Systems Inc., 4.250% due 10/15/08     710,200
    550,000 Medicis Pharmaceutical Corp., 2.500% due 6/4/32++.     536,938
            Province Healthcare Co.:
    400,000  4.500% due 11/20/05..............................     375,500
    400,000  4.250% due 10/10/08..............................     360,000
    250,000 Quest Diagnostics Inc., 1.750% due 11/30/21.......     262,500
                                                               -----------
                                                                 3,182,076
                                                               -----------

Insurance -- 2.3%
    950,000 First Amern Corp. California, 4.500% due 4/15/08..     969,000
    200,000 Horace Mann Educators Corp., 1.425% due 5/14/32++.      84,500
    300,000 Odyssey Re Holdings Corp., 4.375% due 6/15/22++...     321,750
    700,000 The PMI Group, Inc., 2.500% due 7/15/21...........     722,750
    800,000 Radian Group Inc., 2.250% due 1/1/22++............     784,000
                                                               -----------
                                                                 2,882,000
                                                               -----------

Leisure Time -- 1.0%
  1,150,000 Carnival Corp., 2.000% due 4/15/21................   1,177,313
                                                               -----------

Machinery - Diversified -- 0.8%
    925,000 Briggs & Stratton Corp., 5.000% due 5/15/06.......     942,344
                                                               -----------

Miscellaneous Manufacturing -- 0.2%
    400,000 Danaher Corp., zero coupon due 1/22/21............     264,000
                                                               -----------

Oil and Gas -- 0.5%
            Evergreen Resources Inc.:
    300,000  4.750% due 12/15/21++............................     313,500
    300,000  4.750% due 12/15/21..............................     313,500
                                                               -----------
                                                                   627,000
                                                               -----------

Pharmaceuticals -- 2.0%
    500,000 Cephalon Inc., 2.500% due 12/15/06++..............     416,250
  1,200,000 Scios Inc., 5.500% due 6/26/09++..................   1,090,500
    450,000 Teva Pharmaceutical Finance LLC, 1.500% due
             10/15/05.........................................     472,500
    450,000 Teva Pharmaceutical Finance NV, 0.750% due 8/15/21     469,688
                                                               -----------
                                                                 2,448,938
                                                               -----------

Retail -- 4.2%
  1,055,000 Barnes & Nobel, Inc., 5.250% due 3/15/09..........   1,049,725
    700,000 CBRL Group Inc., zero coupon due 4/3/32++.........     290,500
    650,000 Charming Shoppes, Inc., 4.750% due 6/1/12++.......     650,813
            The Gap Inc.:
    500,000  5.750% due 3/15/09++.............................     493,750
    600,000  5.750% due 3/15/09...............................     592,500
  1,100,000 J.C. Penney & Co., 5.000% due 10/15/08............     968,000
    470,000 School Specialty Inc., 6.000% due 8/1/08..........     494,088
    600,000 Venator Group Inc., 5.500% due 6/1/08.............     559,500
                                                               -----------
                                                                 5,098,876
                                                               -----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


   Face
  Amount                        Security                          Value
--------------------------------------------------------------------------

Semiconductors -- 0.5%
$   760,000 Asyst Technologies, Inc., 5.750% due 7/3/08....... $   552,900
    125,000 Kulicke & Soffa Industries Inc., 5.250% due
             8/15/06..........................................      52,969
                                                               -----------
                                                                   605,869
                                                               -----------
Software -- 0.3%
    300,000 Acxiom Corp., 3.750% due 2/15/09++................     318,375
                                                               -----------
Toys/Games/Hobbies -- 0.4%
    500,000 Hasbro Inc., 2.750% due 12/1/21++.................     455,000
                                                               -----------

Transportation -- 0.2%
    250,000 Airborne, Inc., 5.750% due 4/1/07++...............     234,063
                                                               -----------

Trucking -- 0.5%
    650,000 GATX Corp., 7.500% due 2/1/07.....................     641,063
                                                               -----------
            TOTAL CORPORATE CONVERTIBLE BONDS
            (Cost -- $25,228,186).............................  24,229,381
                                                               -----------
  Shares
-----------
PREFERRED STOCK+ -- 3.1%

Auto Manufacturers -- 1.1%
     33,300 Ford Motor Co., Capital Trust II, 6.500%
             Exchangeable 1/15/32.............................   1,341,657
                                                               -----------

Bank -- 0.6%
     15,000 Commerce Capital II, 5.950% Exchangeable 3/10/32..     770,625
                                                               -----------

Internet -- 0.1%
      4,700 Indymac Capital Trust I, 6.000% Exchangeable
             9/30/31..........................................     196,695
                                                               -----------

Machinery - Diversified -- 0.5%
     13,200 Cummings Capital Trust I, 7.000% Exchangeable
             6/13/31..........................................     557,700
                                                               -----------

Savings and Loans -- 0.8%
     18,800 Washington Mutual, Inc., 5.375% Exchangeable
             5/1/41...........................................     911,800
                                                               -----------
            TOTAL PREFERRED STOCK
            (Cost -- $4,298,685)..............................   3,778,477
                                                               -----------
 Contracts
-----------
PURCHASED OPTIONS -- 0.0%
Aerospace/Defense -- 0.0%
         30 GenCorp Inc., Put @ 7.5, Expire 2/22/03...........       1,290
                                                               -----------
Agriculture -- 0.0%
          7 Monsanto Co., Put @ 20, Expire 10/19/02...........       3,220
                                                               -----------
Auto Manufacturers -- 0.0%
        200 Ford Motor Co., Put @ 5, Expire 3/22/03...........       4,000
                                                               -----------
Bank -- 0.0%
         42 Commerce Bancorp., Put @ 35, Expire 12/21/02......       3,780
                                                               -----------
Data Processing -- 0.0%
         12 Acxiom Corp., Put @ 7.5, Expire 11/16/02..........           0
                                                               -----------
Food -- 0.0%
         15 Hershey Foods Corp., Call @ 85, Expire 10/19/02...           0
         31 Hershey Foods Corp., Call @ 85, Expire 11/16/02...           0
                                                               -----------
                                                                         0
                                                               -----------
Medical Laboratories -- 0.0%
          5 Quest Diagnostics, Put @ 55, Expire 11/16/02......         700
                                                               -----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


 Contracts                      Security                          Value
---------------------------------------------------------------------------
Retail -- 0.0%
         20 CBRL Group Inc., Put @ 17.5, Expire 1/18/03....... $      1,300
         40 The Gap Inc., Put @ 5, Expire 1/18/03.............          800
        100 J.C. Penney Inc., Put @ 10, Expire 2/22/03........        5,500
                                                               ------------
                                                                      7,600
                                                               ------------
Savings and Loans -- 0.0%
         86 Washington Mutual, Inc., Put @ 25, Expire 1/18/03.        5,590
                                                               ------------
            TOTAL PURCHASED OPTIONS
            (Cost -- $33,406).................................       26,180
                                                               ------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $113,041,732)............................  103,332,335
                                                               ------------
   Face
  Amount
------------
REPURCHASE AGREEMENTS -- 14.7%
$ 3,055,000 Merrill Lynch & Co., Inc., 1.820% due 10/1/02;
             Proceeds at maturity -- $3,055,154; (Fully
             collateralized by Federal Farm Credit Bank Notes
             and Bonds, Federal Home Loan Bank Notes and
             Bonds, Federal Home Loan Mortgage Corp. Notes,
             Debentures, Bonds and Strips and Federal
             National Mortgage Association Strips, Student
             Loan Marketing Association Notes, U.S. Treasury
             Strips, 0.000% to 9.000% due 3/15/03 to 3/15/29;
             Market value --  $3,138,272).....................    3,055,000
 10,819,000 Morgan Stanley, 1.850% due 10/1/02; Proceeds at
             maturity -- $10,819,556; (Fully collateralized
             by U.S. Treasury Bills, Notes and Bonds, 0.000%
             to 5.250% due 11/15/28 to 2/15/29; Market
             value -- $11,035,380)............................   10,819,000
  3,929,000 State Street Bank and Trust Co., 1.800% due
             10/1/02; Proceeds at maturity -- $3,929,196;
             (Fully collateralized by U.S. Treasury Bonds,
             8.125% to 12.500% due 8/15/14 to 8/18/19; Market
             value -- $4,017,711).............................    3,929,000
                                                               ------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $17,803,000).............................   17,803,000
                                                               ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $130,844,732**).......................... $121,135,335
                                                               ============

--------
 *  Non-income producing security.
 + Security is segregated by custodian for short sale transactions and written option contracts.
 ++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

Schedule of Options Written
September 30, 2002 (unaudited)

Contacts                                                                   Expiration Strike Price   Value
------------------------------------------------------------------------------------------------------------
   33    Dreyer's Grand Ice Cream Call....................................   12/02        $70      $ (5,280)
   15    Hershey Foods Corp. Put..........................................   10/02         75       (18,750)
   31    Hershey Foods Corp. Put..........................................   11/02         75       (39,060)
                                                                                                   --------
         TOTAL OPTIONS WRITTEN (Premiums received -- $29,583).............                         $(63,090)
                                                                                                   ========


                      See Notes to Financial Statements.

          Schedule of Short Sales
          September 30, 2002 (unaudited)


Shares                          Security                               Value
-------------------------------------------------------------------------------
 5,800 21st Century Insurance Group................................ $    59,798
 7,390 Accenture Ltd.*.............................................     105,529
    31 Accredo Health, Inc.*.......................................       1,477
 3,425 ACE Ltd.....................................................     101,414
11,400 Acxiom Corp.*...............................................     161,652
14,030 Adobe Systems Inc...........................................     267,973
 9,900 Advanced Micro Devices, Inc.*...............................      52,866
 2,500 AdvancePCS*.................................................      56,325
 8,200 Advent Software, Inc.*......................................      93,890
   350 Affiliated Managers Group, Inc.*............................      15,614
 4,725 AFLAC Inc...................................................     145,010
 3,800 Airborne, Inc...............................................      43,092
 3,395 Albany International Corp., Class A Shares..................      64,437
 3,345 Albemarle Corp..............................................      84,595
 5,300 Albertson's, Inc............................................     128,048
10,255 Alcoa Inc...................................................     197,922
 8,900 Allergan, Inc...............................................     484,160
 6,700 Allied Capital Corp.........................................     146,663
 9,290 Alpharma Inc................................................      89,184
 1,260 Ameren Corp.................................................      52,479
32,600 American Eagle Outfitters, Inc.*............................     393,156
 1,750 American Electric Power Co., Inc............................      49,893
 2,600 Amgen, Inc.*................................................     108,420
 2,780 Amphenol Corp.*.............................................      86,180
13,900 Andrx Corp.*................................................     307,885
12,700 Anheuser-Busch Cos., Inc....................................     642,620
 1,100 Aon Corp....................................................      22,879
 2,780 Apex*.......................................................      38,503
14,200 Apogent Technologies, Inc.*.................................     264,972
 9,500 Apple Computer, Inc.*.......................................     137,750
 6,075 Applera Corp................................................     111,173
 3,705 Arch Chemicals, Inc.........................................      65,653
10,400 Arch Coal, Inc..............................................     172,120
 6,250 Archstone-Smith Trust.......................................     149,250
 4,375 Argosy Gaming Co.*..........................................     100,450
 4,300 Arthur J. Gallagher & Co....................................     105,995
 2,885 ArvinMeritor, Inc...........................................      53,950
 6,770 AsiaInfo Holdings, Inc.*....................................      22,578
34,200 Asyst Technologies, Inc.*...................................     206,568
78,857 AT&T Corp...................................................     429,771
 8,200 Autodesk, Inc...............................................     103,894
 4,000 Automatic Data Processing, Inc..............................     139,080
 9,075 Baker Hughes Inc............................................     263,447
 8,135 Baldor Electric Co..........................................     155,379
 8,030 Bally Total Fitness Holding Corp.*..........................      79,577
16,500 Bank of Hawaii Corp.........................................     460,350
 2,985 Bank One Corp...............................................     111,639
 6,796 Banknorth Group, Inc........................................     161,405
18,950 Barnes & Noble, Inc.*.......................................     400,982
 2,400 Baxter International, Inc...................................      73,320
 4,450 BB&T Corp...................................................     155,928
33,600 BEA Systems, Inc.*..........................................     174,048
 4,835 Bebe Stores, Inc.*..........................................      57,101
 2,200 Beckman Coulter, Inc........................................      85,140
 4,705 Becton, Dickinson and Co....................................     133,622
12,400 Bed Bath & Beyond Inc.*.....................................     403,868


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)


Shares                          Security                               Value
-------------------------------------------------------------------------------
 5,535 Belden, Inc................................................. $    74,280
 2,190 Bemis Co., Inc..............................................     108,186
 3,450 Big Lots, Inc.*.............................................      54,614
 9,510 Biogen, Inc.*...............................................     278,358
 5,400 Biomet, Inc.................................................     143,802
13,000 BJ's Wholesale Club, Inc.*..................................     247,130
11,600 Blockbuster Inc.............................................     287,680
 2,265 Blyth, Inc..................................................      63,194
10,400 BMC Software, Inc.*.........................................     135,928
 4,220 The Boeing Co...............................................     144,029
 8,300 Boise Cascade Corp..........................................     189,240
 5,075 Boston Properties, Inc......................................     188,790
 2,470 BP PLC......................................................      98,553
 3,760 BRE Properties, Inc.........................................     115,620
 7,500 Briggs & Stratton Corp......................................     281,550
11,600 Brocade Communications Systems, Inc.*.......................      87,348
 3,725 Burlington Resources Inc....................................     142,891
10,440 C.H. Robinson Worldwide, Inc................................     282,089
    26 Cablevision Systems New York Group*.........................         236
 3,630 Cabot Corp..................................................      76,230
 4,000 Cabot Microelectronics Corp.*...............................     148,960
 6,485 Cadence Design Systems, Inc.*...............................      65,952
 6,125 Campbell Soup Co............................................     135,240
14,578 Cardinal Health, Inc........................................     906,752
14,650 Carnival Corp...............................................     367,715
 5,100 Catellus Development Corp.*.................................      94,095
 7,995 Caterpillar Inc.............................................     297,574
 3,100 CBRL Group, Inc.............................................      70,742
 5,140 CDW Computer Centers, Inc.*.................................     217,730
11,600 Cendant Corp.*..............................................     124,816
 4,300 Cephalon, Inc.*.............................................     175,526
11,995 The Charles Schwab Corp.....................................     104,357
40,250 Charming Shoppes, Inc.......................................     271,688
 4,700 The Cheesecake Factory Inc.*................................     141,870
 2,245 CIGNA Corp..................................................     158,834
 1,265 Cincinnati Financial Corp...................................      45,009
 3,400 Circuit City Stores -- Circuit City Group...................      51,510
 7,484 Circuit City Stores, Inc. -- CarMax Group*..................     120,118
 5,070 Claire's Stores, Inc........................................     110,526
25,010 Clayton Homes, Inc..........................................     274,610
 3,900 Cleco Corp..................................................      52,533
 4,200 CMS Energy Corp.............................................      33,852
 3,785 The Coca-Cola Co............................................     181,529
25,373 Comcast Corp., Class A Shares*..............................     529,281
10,810 Commerce Bancorp, Inc.......................................     448,723
 4,505 CommScope, Inc.*............................................      30,544
11,900 Community Health Care, Inc.*................................     316,897
16,600 Concord EFS, Inc.*..........................................     263,608
    24 ConocoPhillips Inc..........................................       1,110
 7,620 Convergys Corp.*............................................     114,529
 8,880 Cooper Tire & Rubber Co.....................................     143,323
 3,835 Costco Wholesale Corp.*.....................................     124,139
 2,900 Cousins Properties, Inc.....................................      66,700
 5,045 Covance Inc.*...............................................      98,731
 7,410 Cox Communications, Inc.*...................................     182,212
 3,550 Crane Co....................................................      70,148


                      See Notes to Financial Statements.

          Schedule of Short Sales
          (unaudited) (continued)


Shares                          Security                               Value
-------------------------------------------------------------------------------
 7,720 Cubist Pharmaceuticals, Inc.*............................... $    39,449
 9,650 Cummins Inc.................................................     227,933
 4,300 CVS Corp....................................................     109,005
 3,980 Danaher Corp................................................     226,263
 4,400 Deere & Co..................................................     199,980
 6,200 Devon Energy Corp...........................................     299,150
 5,175 Diamond Offshore Drilling, Inc..............................     103,241
 9,700 Diebold, Inc................................................     319,324
 5,120 Dionex Corp.*...............................................     130,867
 5,100 Dominion Resources, Inc.....................................     258,723
 6,400 Dow Jones & Co., Inc........................................     245,824
 3,295 Downey Financial Corp.......................................     112,854
 4,065 DST Systems, Inc.*..........................................     119,796
 2,850 Duke Energy Corp............................................      55,718
 6,700 DuPont Photomasks, Inc.*....................................     152,626
11,815 Dycom Industries, Inc.*.....................................     108,225
 4,300 Eastman Chemical Co.........................................     164,131
 9,395 Eastman Kodak Co............................................     255,920
 9,500 Eaton Vance Corp............................................     262,580
17,384 eBay Inc.*..................................................     918,049
11,900 EchoStar Communications Corp., Class A shares*..............     205,870
 2,600 Ecolab, Inc.................................................     108,498
11,185 EDO Corp....................................................     250,656
 1,775 Electronic Arts Inc.*.......................................     117,079
 1,930 Eli Lilly and Co............................................     106,806
 3,915 Empresa Brasileira de Aeronautica S.A. ADR..................      52,070
 3,295 Energizer Holdings, Inc.*...................................     100,168
 4,145 Enzon, Inc.*................................................      79,750
20,150 EOG Resources, Inc..........................................     724,594
 2,470 Equitable Resources, Inc....................................      85,339
 7,350 Equity Office Properties Trust..............................     189,777
 2,885 Equity Residential Properties Trust.........................      69,067
 8,100 Erie Indemnity Co...........................................     337,446
15,700 The Estee Lauder Cos. Inc...................................     451,218
 4,965 Esterline Technologies Corp.*...............................      82,618
 3,215 Ethan Allen Interiors Inc...................................     104,037
 9,200 Evergreen Resources, Inc.*..................................     377,016
 8,900 Extreme Networks, Inc.*.....................................      37,469
 7,075 Exxon Mobil Corp............................................     225,693
    49 Fair Isaac and Co., Inc.....................................       1,602
13,930 Family Dollar Stores, Inc...................................     374,438
 3,450 Fannie Mae..................................................     205,413
 9,735 Fastenal Co.................................................     307,431
 3,910 Federal Realty Investment Trust.............................     105,570
    10 Fidelity National Information Solutions, Inc.*..............         153
 7,000 Fifth Third Bancorp.........................................     428,610
11,600 First American Corp.........................................     236,988
22,900 First Health Group Corp.*...................................     621,048
 2,400 First Virginia Banks, Inc...................................      89,520
 2,100 Florida Rock Industries, Inc................................      64,176
 5,820 Fluor Corp..................................................     142,241
 8,200 FMC Corp.*..................................................     211,724
19,400 Foot Locker, Inc.*..........................................     193,806
97,800 Ford Motor Co...............................................     958,440
 3,800 Freddie Mac.................................................     212,420
 3,200 Gables Residential Trust....................................      85,472


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)


Shares                          Security                               Value
-------------------------------------------------------------------------------
43,785 The Gap, Inc................................................ $   475,067
12,750 GATX Corp...................................................     252,450
16,500 GenCorp Inc.................................................     165,990
 2,000 General Dynamics Corp.......................................     162,660
10,605 General Electric Co.........................................     261,413
14,400 General Mills, Inc..........................................     639,648
 3,885 Gentex Corp.*...............................................     105,555
 4,145 Genuine Parts Co............................................     127,003
15,700 Genzyme Corp. - General Division*...........................     323,577
 4,660 GlaxoSmithKline PLC.........................................     179,084
 1,650 Golden West Financial Corp..................................     102,597
 3,625 Graco, Inc..................................................      89,900
 6,205 Greater Bay Bancorp.........................................     112,869
16,500 GTECH Holdings Corp.*.......................................     409,530
 1,235 Gucci Group.................................................     104,246
 2,780 H&R Block, Inc..............................................     116,788
 9,010 Halliburton Co..............................................     116,319
 1,235 Hanson PLC..................................................      31,764
 2,000 Harsco Corp.................................................      54,380
 4,900 The Hartford Financial Services Group, Inc..................     200,900
11,500 Hasbro, Inc.................................................     127,995
 2,100 Health Care Property Investors..............................      89,460
 5,505 Herley Industries, Inc.*....................................     102,228
35,255 Herman Miller, Inc..........................................     626,129
 3,400 Hershey Foods Corp..........................................     210,970
 9,985 Hewlett-Packard Co..........................................     116,525
25,604 Hispanic Broadcasting Corp.*................................     477,515
 4,685 HON Industries Inc..........................................     119,233
 1,800 Horace Mann Educators Corp..................................      26,460
12,895 ICN Pharmaceuticals, Inc....................................     116,829
 2,575 IDACORP, Inc................................................      62,650
31,200 IMS Health Inc..............................................     467,064
 5,600 IndyMac Bancorp, Inc.*......................................     107,912
 3,915 Insituform Technologies, Inc.*..............................      56,180
 3,860 International Business Machines Corp........................     225,385
11,085 International Game Technology*..............................     766,417
12,700 The Interpublic Group of Cos., Inc..........................     201,295
 6,700 Intuit Inc.*................................................     305,051
 9,000 Investment Technology Group, Inc.*..........................     263,340
 4,900 Invitrogen Corp.*...........................................     166,943
 4,500 Ionics, Inc.*...............................................     107,145
 6,900 ITT Educational Services, Inc.*.............................     129,513
20,300 J.C. Penney Co., Inc........................................     323,176
12,975 J.P. Morgan Chase & Co......................................     246,395
 3,300 Jacobs Engineering Group Inc.*..............................     101,904
13,400 The John Nuveen Co..........................................     304,850
17,990 Juniper Networks, Inc.*.....................................      86,352
 3,860 Kennametal, Inc.............................................     123,983
17,600 KeyCorp.....................................................     439,472
 2,200 Knight-Ridder, Inc..........................................     124,102
 3,320 Kohl's Corp.*...............................................     201,889
11,310 Krispy Kreme Doughnuts, Inc.*...............................     353,551
 3,925 Kulicke and Soffa Industries, Inc...........................      11,775
 3,900 Laboratory Corp.*...........................................     131,742
15,100 LaBranche & Co Inc.*........................................     305,775
 3,775 Lear Corp.*.................................................     157,229


                      See Notes to Financial Statements.

          Schedule of Short Sales
          (unaudited) (continued)

Shares                   Security                       Value
----------------------------------------------------------------
 9,200 Lehman Brothers Holdings, Inc................ $   451,260
 2,800 Lincare Holdings Inc.*.......................      86,912
 1,235 Littelfuse, Inc.*............................      20,773
 2,265 Lockheed Martin Corp.........................     146,478
 9,100 Loews Corp...................................     390,299
 3,450 Longs Drug Stores Corp.......................      79,661
 4,325 Luminex Corp.*...............................      30,448
 6,020 Lyondell Chemical Co.........................      71,879
 5,125 The Macerich Co..............................     158,773
 4,300 Mack-Cali Realty Corp........................     138,159
 8,340 Macrovision Corp.*...........................     101,998
 4,600 Manpower, Inc................................     134,964
 4,840 Marathon Oil Corp............................     109,771
 2,900 Markel Corp.*................................     577,622
10,300 Marsh & McLennan Cos., Inc...................     428,892
 9,165 Marshall & Ilsley Corp.......................     255,612
11,275 Martha Stewart Living Omnimedia, Inc.*.......      78,925
 2,780 Martin Marietta Materials, Inc...............      90,545
 6,000 Marvell Technology Group Ltd.*...............      95,100
 3,200 Maxim Integrated Products, Inc.*.............      79,232
 5,300 The May Department Stores Co.................     120,681
 2,005 MBIA Inc.....................................      80,100
17,800 McCormick & Co...............................     405,840
 3,885 The McGraw-Hill Cos., Inc....................     237,840
 3,605 MeadWestvaco Corp............................      69,252
   500 Medford Bancorp, Inc.........................      17,475
 7,050 Medicis Pharmaceutical Corp., Class A Shares*     288,134
 8,000 MedImmune, Inc.*.............................     167,360
 8,400 Mercury Interactive Corp.*...................     144,144
 5,665 Metro One Telecommunications, Inc.*..........      48,153
 2,910 Mettler-Toledo International Inc.*...........      75,660
23,000 Micron Technology, Inc.*.....................     284,510
 4,100 Microsoft Corp.*.............................     179,334
 5,045 Millipore Corp.*.............................     160,381
 2,265 Minerals Technologies Inc....................      83,964
31,500 Mirant Corp.*................................      69,615
18,195 Molex Inc....................................     427,946
 5,600 The MONY Group Inc...........................     138,152
23,602 Monsanto Co..................................     360,875
 3,100 Murphy Oil Corp..............................     254,417
 4,815 Mylan Laboratories Inc.......................     157,643
 4,965 Nabors Industries, Ltd.*.....................     162,604
 6,730 National Golf Properties, Inc.*..............      77,395
 3,700 National-Oilwell, Inc.*......................      70,964
 4,710 Nautica Enterprises, Inc.*...................      48,984
27,600 Navistar International Co.*..................     598,368
 8,495 NCO Group, Inc.*.............................      96,758
 3,395 NCR Corp.*...................................      67,221
 5,500 NeoPharm, Inc.*..............................      77,550
19,800 Network Appliance, Inc.*.....................     145,134
15,200 Network Associates, Inc.*....................     161,576
 3,865 Neurocrine Biosciences, Inc.*................     158,465
 1,740 Newfield Exploration Co.*....................      58,447
 8,930 Newmont Mining Corp..........................     245,664
 9,700 The New York Times Co........................     440,865
 8,145 Nextel Communications, Inc.*.................      61,495


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)


Shares                 Security                     Value
------------------------------------------------------------
 3,090 NIKE, Inc................................ $   133,426
 2,800 Noble Energy, Inc........................      95,116
 7,875 Norfolk Southern Corp....................     158,996
 1,725 Norsk Hydro ASA..........................      65,257
 4,878 Nortek Inc.*.............................     211,071
 2,300 Northern Trust Corp......................      86,710
 5,805 Northrop Grumman Corp....................     720,052
 6,255 Novartis AG..............................     248,511
18,326 Novellus Systems, Inc.*..................     381,364
 4,300 Noven Pharmaceuticals, Inc.*.............      52,632
10,465 Novoste Corp.*...........................      48,558
 2,500 NSTAR....................................      98,875
 7,600 Odyssey Re Holdings Corp.................     126,236
 4,065 Offshore Logistics, Inc. *...............      73,007
11,000 OGE Energy Corp..........................     185,570
 1,850 Old Republic International Corp..........      52,503
 7,310 ONEOK, Inc...............................     138,159
 6,280 Orthodontic Centers of America, Inc.*....      67,196
 1,800 Oshkosh Truck Corp.......................     101,520
 6,460 Overseas Shipholding Group, Inc..........      98,709
 3,600 PACCAR Inc...............................     121,644
 1,814 Pacific Northwest Bancorp................      49,395
31,100 Packaging Corp.*.........................     544,561
 3,165 Palm Harbor Homes, Inc.*.................      36,749
15,300 Parker-Hannifin Corp.....................     584,613
 3,500 Patterson-UTI Energy, Inc.*..............      89,285
 7,600 Paychex, Inc.............................     184,452
 5,100 PepsiCo, Inc.............................     188,445
 9,800 Perrigo Co.*.............................     104,174
31,987 Pfizer Inc...............................     928,263
 3,550 Pharmaceutical Product Development, Inc.*      68,657
 8,545 The Phoenix Cos., Inc....................     116,383
 3,140 Pinnacle West Capital Corp...............      87,166
 5,535 Pitney Bowes Inc.........................     168,762
 1,870 Pixar, Inc.*.............................      89,947
10,100 The PMI Group, Inc.......................     274,821
 8,900 PNC Financial Services Group.............     375,313
 4,040 Pogo Producing Co........................     137,602
 8,900 Polycom, Inc.*...........................      60,431
 2,160 PPG Industries, Inc......................      96,552
18,675 PPL Corp.................................     607,685
13,000 Progress Energy, Inc.....................     531,310
 8,200 Provident Financial Group, Inc...........     205,738
19,900 Province Healthcare Co.*.................     341,285
 4,300 QLogic Corp.*............................     111,972
 4,893 Quest Diagnostics Inc.*..................     301,066
24,540 Quest Software, Inc.*....................     230,676
 5,600 Radian Group Inc.........................     182,896
 5,715 RadioShack Corp..........................     114,643
 5,400 Rayonier Inc.............................     226,314
 5,500 Raytheon Co..............................     161,150
12,704 The Reader's Digest Association, Inc.....     198,818
13,100 Reckson Associates Realty Corp...........     298,287
 7,100 Reebok International Ltd.*...............     177,855
 4,800 ResMed, Inc.*............................     137,280
20,000 Robert Half International Inc.*..........     317,400
 4,425 Roper Industries, Inc....................     152,663


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)


Shares              Security                  Value
------------------------------------------------------
 2,160 Royal Dutch Petroleum Co........... $    86,767
 7,845 Ruddick Corp.......................     119,166
 7,130 Safeway Inc.*......................     158,999
12,575 SanDisk Corp.*.....................     164,858
 7,415 Schering-Plough Corp...............     158,088
 3,325 Schlumberger Ltd...................     127,880
 9,450 School Specialty, Inc.*............     236,345
13,875 Scientific-Atlanta, Inc............     173,576
17,600 Scios Inc.*........................     447,920
 6,020 Sensient Technologies Corp.........     127,203
 1,830 Shell Transport & Trading Co. PLC..      65,368
 3,860 Siemens AG.........................     129,735
 1,750 Sigma-Aldrich Corp.................      86,223
12,970 Simon Property Group, Inc..........     463,418
 1,475 SLM Corp...........................     137,382
 6,380 Smithfield Foods, Inc.*............     100,166
 4,200 The South Financial Group, Inc.....      88,578
 7,925 The Southern Co....................     228,082
33,500 Southwest Airlines Co..............     437,510
 5,000 SPDR Trust.........................     408,950
10,700 Sprint Corp........................      97,584
 1,980 SPS Technologies, Inc.*............      49,361
 2,600 The St. Joe Co.....................      71,760
 8,900 The St. Paul Cos., Inc.............     255,608
 1,800 State Street Corp..................      69,552
40,500 Steelcase Inc......................     424,015
 3,990 Stillwater Mining Co.*.............      23,940
 1,650 Stone Energy Corp.*................      53,625
23,435 Sunoco, Inc........................     706,800
 8,275 Sunrise Assisted Living, Inc.*.....     177,499
 2,780 Synopsys, Inc.*....................     106,057
 3,525 Sysco Corp.........................     100,075
 4,700 Tech Data Corp.*...................     124,080
 2,060 Technitrol, Inc....................      30,797
 4,120 TECO Energy, Inc...................      65,426
 6,385 Teekay Shipping Corp...............     181,973
13,980 Tektronix, Inc.*...................     229,691
 1,595 Temple-Inland Inc..................      61,615
 4,500 Teva Pharmaceutical Industries Ltd.     301,500
 3,915 Thermo Electron Corp.*.............      63,149
 5,225 Thornburg Mortgage, Inc............      98,178
 3,100 Tidewater Inc......................      83,669
 3,370 Tiffany & Co.......................      72,219
 5,665 The TJX Cos., Inc..................      96,305
 4,300 Tommy Hilfiger Corp.*..............      40,205
 6,500 Tootsie Roll Industries, Inc.......     193,180
 7,300 Total System Services, Inc.........      95,995
 4,940 Toys ''R'' Us, Inc.*...............      50,289
 2,355 Transocean Inc.*...................      48,984
 4,945 Trex Co., Inc.*....................     135,196
 4,325 Tribune Co.........................     180,828
 6,305 Trico Marine Services, Inc.*.......      16,015
 2,990 Trinity Industries, Inc............      49,215
11,241 Umpqua Holdings Corp...............     184,690
 3,255 UnionBanCal Corp...................     136,743
 7,515 United Dominion Realty Trust, Inc..     119,564
11,010 United Parcel Service, Inc.........     688,455
 6,665 United States Cellular Corp.*......     197,151


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)


Shares            Security                Value
---------------------------------------------------
17,763 Unocal Corp.................... $    557,581
 5,374 USA Interactive*...............      104,148
52,420 Veeco Instruments Inc.*........      566,136
14,785 VERITAS Software Corp.*........      216,896
15,400 Verizon Communications Inc.....      422,576
 4,740 VISX, Inc.*....................       43,750
 6,690 Vodafone Group PLC.............       85,833
 5,000 Vulcan Materials Co............      180,800
 1,300 W.W. Grainger, Inc.............       55,315
 4,100 Wachovia Corp..................      134,029
14,000 Walgreen Co....................      430,640
 2,575 Wal-Mart Stores, Inc...........      126,793
18,445 Washington Mutual, Inc.........      580,464
 7,600 Waste Connections, Inc.*.......      264,404
16,900 Waste Management, Inc..........      394,108
11,400 Waters Corp.*..................      276,450
 3,400 Watson Pharmaceuticals, Inc.*..       83,334
 2,290 Weatherford International Ltd.*       85,051
 2,060 WellPoint Health Networks Inc.*      150,998
 3,325 Wells Fargo & Co...............      160,132
 4,405 Westwood One, Inc.*............      157,479
10,400 Weyerhaeuser Co................      455,208
 7,300 Whirlpool Corp.................      334,778
 8,700 Wm. Wrigley Jr. Co.............      430,563
 7,500 WMS Industries Inc.*...........      105,750
 4,200 Wyeth Co.......................      133,560
24,710 Xerox Corp.*...................      122,315
                                       ------------
       TOTAL OPEN SHORT SALES
       (Proceeds -- $93,038,471)......  $80,196,243
                                       ============

--------
*Non-income producing security.


                      See Notes to Financial Statements.

Statement of Assets and Liabilities
September 30, 2002 (unaudited)



ASSETS:
  Investments, at value (Cost -- $113,041,732)...................................... $103,332,335
  Repurchase agreements, at value (Cost -- $17,803,000).............................   17,803,000
  Cash..............................................................................    5,751,316
  Receivable for open short sales...................................................   93,038,471
  Receivable for securities sold....................................................    1,644,102
  Receivable for Fund shares sold...................................................    2,306,079
  Receivable for short sales sold (Note 7)..........................................      206,179
  Dividends and interest receivable.................................................      361,250
                                                                                     ------------
  Total Assets......................................................................  224,442,732
                                                                                     ------------
LIABILITIES:
  Payable for open short sales (Note 7).............................................   80,196,243
  Payable for securities purchased..................................................    3,123,035
  Management fee payable............................................................      185,325
  Payable for Fund shares purchased.................................................       97,085
  Dividends payable.................................................................       67,595
  Written options, at value (Premiums received -- $29,583) (Note 5).................       63,090
  Administration fee payable........................................................       20,674
  Accrued expenses..................................................................       77,554
                                                                                     ------------
  Total Liabilities.................................................................   83,830,601
                                                                                     ------------
Total Net Assets.................................................................... $140,612,131
                                                                                     ============
NET ASSETS:
  Par value of shares of beneficial interest........................................ $     16,123
  Capital paid in excess of par value...............................................  135,241,098
  Undistributed net investment income...............................................      701,916
  Accumulated net realized gain from security transactions, options and short sales.    1,553,670
  Net unrealized appreciation of investments, options and short sales...............    3,099,324
                                                                                     ------------
Total Net Assets.................................................................... $140,612,131
                                                                                     ============
Shares Outstanding..................................................................   16,122,918
                                                                                     ============
Net Asset Value, per share..........................................................        $8.72
                                                                                     ============

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended September 30, 2002 (unaudited)



INVESTMENT INCOME:
 Dividends................................................................. $ 1,047,924
 Interest..................................................................   1,027,679
                                                                            -----------
 Total Investment Income...................................................   2,075,603
                                                                            -----------
EXPENSES:
 Management fee (Note 2)...................................................     723,064
 Administration fee (Note 2)...............................................     112,771
 Custody...................................................................      50,069
 Shareholder and systems servicing fees....................................      38,116
 Shareholder communications................................................      37,829
 Registration fees.........................................................      25,069
 Audit and legal...........................................................      11,698
 Pricing fee...............................................................       3,129
 Trustees' fees............................................................       2,436
 Other expenses............................................................       4,487
                                                                            -----------
 Total Expenses Before Dividend Expense on Short Sales.....................   1,008,668
 Plus: Dividend expense on short sales.....................................     437,417
                                                                            -----------
 Net Expenses..............................................................   1,446,085
                                                                            -----------
Net Investment Income......................................................     629,518
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
AND SHORT SALES (NOTES 3, 5 AND 7):
 Realized Gain (Loss) From:
   Security transactions (excluding short-term securities).................  (9,225,590)
   Options written.........................................................      11,610
   Options purchased.......................................................     (32,166)
   Short sales.............................................................   9,190,094
                                                                            -----------
 Net Realized Loss.........................................................     (56,052)
                                                                            -----------
 Change in Net Unrealized Appreciation (Depreciation) of Investments
   Options and Short Sales:
   Beginning of period.....................................................    (165,014)
   End of period...........................................................   3,099,324
                                                                            -----------
 Increase in Net Unrealized Appreciation...................................   3,264,338
                                                                            -----------
Net Gain on Investments, Options and Short Sales...........................   3,208,286
                                                                            -----------
Increase in Net Assets From Operations..................................... $ 3,837,804
                                                                            ===========


26


                      See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended September 30, 2002 (unaudited) and the Year Ended March 31, 2002


                                                                     September 30    March 31
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income.............................................. $    629,518  $    806,291
 Net realized gain (loss)...........................................      (56,052)    2,809,930
 Increase (decrease) in net unrealized appreciation.................    3,264,338      (611,018)
                                                                     ------------  ------------
 Increase in Net Assets From Operations.............................    3,837,804     3,005,203
                                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..............................................           --    (1,115,614)
 Net realized gains.................................................           --        (7,005)
                                                                     ------------  ------------
 Decrease in Net Assets From Distributions to Shareholders..........           --    (1,122,619)
                                                                     ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares...................................   64,083,652    66,324,930
 Net asset value of shares issued for reinvestment of dividends.....           --     1,103,036
 Cost of shares reacquired..........................................  (22,737,295)  (19,004,251)
                                                                     ------------  ------------
 Increase in Net Assets From Fund Share Transactions................   41,346,357    48,423,715
                                                                     ------------  ------------
Increase in Net Assets..............................................   45,184,161    50,306,299
NET ASSETS:
 Beginning of period................................................   95,427,970    45,121,671
                                                                     ------------  ------------
 End of period*..................................................... $140,612,131  $ 95,427,970
                                                                     ============  ============
* Includes undistributed net investment income of:..................     $701,916       $72,398
                                                                     ============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)


1. Significant Accounting Policies

Multi-Strategy Market Neutral Investments ("Portfolio"), a separate investment portfolio of Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and sixteen separate investment portfolios:
Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments, S&P 500 Index Investments and Multi-Sector Fixed Income Investments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2002, reclassifications were made to the capital accounts of the Portfolio to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Portfolio to amortize premium and accrete all discounts on all fixed-income securities. The Portfolio adopted this requirement effective April 1, 2001. This change does not affect the Portfolio's net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended September 30, 2002, interest income decreased by $33,431, net realized loss decreased by $27,454 and change in net unrealized appreciation of investments increased by $5,977. In addition, on March 31, 2002, the Portfolio recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income of $5,654.

Notes to Financial Statements
(unaudited) (continued)



In addition, the Portfolio may from time to time enter into futures contracts in order to hedge market risk. Also, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or closed.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Portfolio (collectively, "Advisers").

Under the Management Agreement, the Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

                                                                                       Maximum
                                                                         Actual       Allowable
                                                                     Management Fee     Annual
Advisers                                                Advisory Fee    Incurred    Management Fee
--------------------------------------------------------------------------------------------------
Multi-Strategy Market Neutral Investments..............                   1.28%          1.80%
   Calamos Asset Management............................     1.00%
   Franklin Portfolio Associates LLC...................     1.00
   Pegasus Investments, Inc............................     1.20
   SSI Investment Management Inc.......................     1.00

In addition, the following changes were made:

   . SSgA Funds Management, Inc. was terminated, effective November 30, 2001. . SSI Investment Management Inc. was added as an additional adviser, effective December 3, 2001.
   . Franklin Portfolio Associates LLC was added as an additional adviser, effective April 1, 2002.

SBFM also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2002, the Portfolio paid transfer agent fees of $19,947 to CTB.

For the six months ended September 30, 2002, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, did not receive any brokerage commissions.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

Notes to Financial Statements
(unaudited) (continued)



3. Investments

During the six months ended September 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

        Purchases.................................. $166,131,157
                                                    ============
        Sales...................................... $106,596,771
                                                    ============

At September 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:
         Gross unrealized appreciation............. $  2,038,419
         Gross unrealized depreciation.............  (11,747,816)
                                                    ------------
         Net unrealized depreciation............... $ (9,709,397)
                                                    ============

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At September 30, 2002, the Portfolio did not hold any futures contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At September 30, 2002, the Portfolio held purchased put options with a total cost of $31,246. In addition, the Portfolio held purchased call options with a total cost of $2,160.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard

Notes to Financial Statements
(unaudited) (continued)


to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

The following covered call option transactions occurred during the six months ended September 30, 2002:

                                                      Number of
                                                      Contracts Premiums
-------------------------------------------------------------------------
Options written, outstanding at March 31, 2001.......     --    $      0
Options written......................................    125      43,435
Options cancelled in closing purchase transactions...    (46)    (13,852)
Options exercised....................................     --           0
                                                         ---    --------
Options written, outstanding at September 30, 2002...     79    $ 29,583
                                                         ===    ========

6. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. Short Sales of Securities

A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

8. Shares of Beneficial Interest

At September 30, 2002, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                          Six Months Ended    Year Ended
                                         September 30, 2002 March 31, 2002
                                         ------------------ --------------
Shares sold.............................      7,467,677        7,905,743
Shares issued on reinvestment...........             --          132,577
Shares reacquired.......................     (2,655,553)      (2,270,969)
                                             ----------       ----------
Net Increase............................      4,812,124        5,767,351
                                             ==========       ==========

          Financial Highlights




For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                               2002(1)(2)    2002(2)  2001(2)  2000(2)(3)
                                                               ----------   -------   -------  ----------
Net Asset Value, Beginning of Period..........................     $8.44      $8.14     $8.36     $8.00
                                                                --------    -------   -------   -------
Income From Operations:
  Net investment income(4)(5).................................      0.05       0.10      0.32      0.19
  Net realized and unrealized gain(5).........................      0.23       0.32      0.23      0.44
                                                                --------    -------   -------   -------
Total Income From Operations..................................      0.28       0.42      0.55      0.63
                                                                --------    -------   -------   -------
Less Distributions From:
  Net investment income.......................................        --      (0.12)    (0.35)    (0.02)
  Net realized gains..........................................        --      (0.00)*   (0.42)    (0.25)
                                                                --------    -------   -------   -------
Total Distributions...........................................        --      (0.12)    (0.77)    (0.27)
                                                                --------    -------   -------   -------
Net Asset Value, End of Period................................     $8.72      $8.44     $8.14     $8.36
                                                                ========    =======   =======   =======
Total Return..................................................      3.32%++    5.20%     6.68%     7.98%++
Net Assets, End of Period (000s)..............................  $140,612    $95,428   $45,122   $32,583
Ratios to Average Net Assets:
  Total expenses before dividend expense on short sales(4)(6).      1.79%+     1.88%     1.90%     1.90%+
  Dividend expense from short sales...........................      0.78+      0.59      0.61      0.80+
  Total expenses..............................................      2.57+      2.47      2.51      2.70+
  Net investment income(5)....................................      1.12+      1.23      3.71      2.65+
Portfolio Turnover Rate.......................................       121%       324%      317%      249%

--------
(1)For the six months ended September 30, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(4)The manager has agreed to waive a portion of its management fee for the year ended March 31, 2001 and the period ended March 31, 2000. If such fees were not waived or dividend expense not included, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                                            Expense Ratio Without
                                     Per Share Decrease to Fee Waiver and Dividend
                                     Net Investment Income Expense from Short Sales
                                     --------------------- ------------------------
        2001........................         $0.01                      2.05%
        2000........................          0.05                      2.64+

(5)Without the adoption of the change in the accounting method discussed in
   Note 1 to the financial statements, for the six months ended September 30, 2002, the annualized ratio of net investment income to average net assets would have been 1.18%. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss per share was less than $0.01.
(6)As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.
 * Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                            SALOMONSMITHBARNEY.COM






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 Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus
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    policies, charges and expenses as well as other pertinent information.

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